PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Spare parts	$ 6,467	$ 7,077
Prepaid value added tax ("VAT")	34,300	121
Prepaid costs for equity offering of Xinjiang Daqo	0	1,511
Others	917	2,768
Total	$ 41,684	$ 11,477